UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating loss	$ (138,882)	$ (205,837)
Adjustments for non-cash items
Amortization of intangible assets	4,956	43
Depreciation of property, plant and equipment	3,667	2,661
Provisions for employee benefits	143	138
Expense recognized in respect of share-based payments	102,381	102,083
Fair value gains on financial assets at fair value through profit or loss	(445)
Loss from investment in joint venture	3,313	1,880
Other non-cash expenses	8
Adjustments for non-cash items	(24,859)	(99,032)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(97,612)	(68,057)
(Increase)/decrease in inventories	(16,072)	27,240
(Increase)/decrease in other current assets	(45,821)	(62,500)
Increase/(decrease) in trade and other payables	76,710	(616)
Movements in non-current assets/liabilities
(Increase)/decrease in other non-current assets	(18,139)	(11,603)
(Increase)/decrease in non-current prepaid expense		(47,327)
Net cash flows used in operating activities, before interest and taxes	(125,793)	(261,894)
Interest paid	(157)	(78)
Income taxes received/(paid)	1,294	(23,465)
Net cash flows used in operating activities	(124,656)	(285,436)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(21,500)
Purchase of property, plant and equipment	(811)	(479)
Purchase of current financial assets	(1,108,410)	(267,196)
Sale of current financial assets	568,410	780,331
Interest received	48,552	27,361
Investment in joint venture		(13,000)
Net cash flows from / (used in) investing activities	(513,759)	527,017
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(3,604)	(2,182)
Payment of employee withholding taxes relating to restricted stock unit awards	(1,792)	(604)
Proceeds from exercise of stock options	45,470	65,074
Net cash flows from financing activities	40,074	62,288
Increase/(decrease) in cash and cash equivalents	(598,341)	303,868
Cash and cash equivalents at the beginning of the period	2,048,844	800,740
Exchange gains/(losses) on cash and cash equivalents	(12,256)	5,960
Cash and cash equivalents at the end of the period	$ 1,438,247	$ 1,110,567